UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-7274

Name of Registrant: Putnam New York Investment Grade Municipal Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam New York Investment Grade Municipal Trust
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
04/30

Date of Reporting Period:
07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record
=============== PUTNAM NEW YORK INVESTMENT GRADE MUNICIPAL TRUST ===============
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM NEW YORK INVESTMENT GRADE MUNICIPAL TRUST
_______________________________________________________________________
(Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer
and Principal Executive Officer
_______________________________________________________________________
(Signature & Title)

Date: August 11, 2006